                              ALLMERICA INVESTMENT TRUST
                                 SUPPLEMENT EFFECTIVE
                                   AUGUST 15, 1997
                           TO PROSPECTUS DATED MAY 1, 1997

The second paragraph under "What are the Investment Objectives and Policies?" is amended to read:

    A Fund's investment objective and investment policies are not fundamental and may be changed without shareholder approval.

                                ___________________


The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Select Income Fund:

    The Fund may invest up to 25% of its assets in lower-rated securities, commonly known as "junk bonds," which involve risks discussed under "Certain Investment Strategies and Policies." For more information concerning the rating categories of corporate debt securities, see the Appendix to the Prospectus.

                                ___________________


The management and sub-advisory fee tables under "Management Fees and Expenses" are amended to read as follows:

    For the services to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below.

                    SELECT     SELECT CAPITAL     SELECT       SELECT    SELECT
                  AGGRESSIVE    APPRECIATION   INTERNATIONAL   GROWTH    INCOME
                  GROWTH FUND       FUND        EQUITY FUND     FUND      FUND
                  ----------   -------------   -------------   ------    ------
    Manager Fee       (1)           (1)             (1)         0.85%      (2)


(1) The Manager's fees for the Select Aggressive Growth Fund, Select Capital Appreciation Fund, and Select International Equity Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                                     SELECT
                            SELECT AGGRESSIVE   SELECT CAPITAL    INTERNATIONAL
    ASSETS                     GROWTH FUND     APPRECIATION FUND   EQUITY FUND
    -------                 -----------------  -----------------  --------------
    First $100 Million......      1.00%              1.00%            1.00%
    $100 to $250 Million....      0.90%              0.90%            0.90%
    $250 to $500 Million....      0.85%              0.85%            0.85%
    Over $500 Million.......      0.85%              0.85%            0.85%

(2) The Manager's fees for the Select Income Fund, computed daily at an annual rate based on the average daily net assets of the Fund, are based on the following schedule:

                                                                SELECT
                                                                INCOME
    ASSETS                                                       FUND
    ------                                                      ------
    First $50 Million.......................................    0.60%
    $50 to $100 Million.....................................    0.55%
    Over $100 Million.......................................    0.45%

    The Manager is responsible for the payment of all fees to the Sub-Advisers. The Manager pays each Sub-Adviser fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below. In certain Funds, Sub-Adviser fees vary according to the level of assets in such Funds, which will reduce the fees paid by the Manager as Fund assets grow but will not reduce the operating expenses of such Funds.

                      SELECT     SELECT CAPITAL     SELECT       SELECT   SELECT
                    AGGRESSIVE    APPRECIATION   INTERNATIONAL   GROWTH   INCOME
                    GROWTH FUND       FUND        EQUITY FUND     FUND     FUND
                    ----------   -------------   -------------   ------   ------

    Sub-Adviser Fee     (3)           (3)             (4)          (5)     0.20%


(3) For their services, NACM and JCC will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Aggressive Growth Fund and Select Capital Appreciation Fund, respectively, under the following schedule:

    ASSETS                                                       RATE
    ------                                                      ------
    First $100 Million......................................     0.60%
    Next $150 Million.......................................     0.55%
    Next $250 Million.......................................     0.50%
    Over $500 Million.......................................     0.45%

(4) For its services, BIAM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select International Equity Fund, under the following schedule:

    ASSETS                                                       RATE
    ------                                                      ------
    First $50 Million.......................................     0.45%
    Next $50 Million........................................     0.40%
    Over $100 Million.......................................     0.30%

(5) For its services, Putnam will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund, under the following schedule:

    ASSETS                                                       RATE
    ------                                                      ------
    First $50 Million.......................................     0.50%
    Next $100 Million.......................................     0.45%
    Next $100 Million.......................................     0.35%
    Next $100 Million.......................................     0.30%
    Over $350 Million.......................................     0.25%

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The heading, first sentence of the first paragraph and the second paragraph of the section on Options and Futures Transactions under "Certain Investment Strategies and Policies" are amended to read:

         Options and Futures Transactions (applicable to all Funds), Forward Contracts (applicable to Select Capital Appreciation Fund and Select International Equity Fund) and swaps (applicable to the Select Capital Appreciation Fund)

Through the writing and purchase of put and call options on its securities, financial indices and foreign currencies, and the purchase and sale of futures contracts and related options with respect to securities, financial indices and (in the case of the Select Capital Appreciation Fund and Select International Equity Fund) foreign currencies in which it may invest, each Fund at times may seek to hedge against fluctuations in net asset value.

Additionally, the Select Capital Appreciation Fund and Select International Equity Fund may invest in forward contracts and the Select Capital Appreciation Fund in Swaps which may expose these Funds to additional risks and transaction costs.

                              ___________________


The second sentence in the section on Restricted Securities under "Certain Investment Strategies and Policies" is deleted and the second sentence in the section is amended to read:

         However, each Fund will not invest more than 15% of its net assets in restricted securities (and other securities deemed to be illiquid) unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid.

                              ___________________


The heading and first two paragraphs of the section on High Yield Securities under "Certain Investment Strategies and Policies" are amended to read as follows. Also, "25%" is added to the percentages listed in the next to last sentence of the last paragraph in the section.

    HIGH YIELD SECURITIES (APPLICABLE TO THE SELECT CAPITAL APPRECIATION FUND, SELECT GROWTH FUND AND SELECT INCOME FUND)

    Corporate debt securities purchased by the Select Capital Appreciation Fund, Select Growth Fund and Select Income Fund will be rated at the time of purchase B or better by Moody's or S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-adviser to be of comparable quality under the guidelines established for the Funds.
    The Select Growth Fund may not invest more than 15% of its assets, the Select Income Fund may not invest more than 25% of its assets and the Select Capital Appreciation Fund may not invest more than 35% of its assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality.

    Securities rated B by Moody's or S&P (or equivalently by another NRSRO) are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal and will generally involve more credit risk than securities in the higher rating categories.

    Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities, commonly known as "high yield" securities or "junk bonds," and of the asset value of the Select Capital Appreciation Fund, Select Growth Fund and Select Income Fund. Many issuers of high yield corporate debt securities are leveraged substantially at times, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress.

                              ___________________


The last sentence of the first paragraph of the section on Asset-Backed Securities and Mortgage-Backed Securities under "Certain Investment Strategies and Policies" is amended to read as follows:

    The Fund will not invest more than 20% of its total assets in asset-backed securities.

                              ___________________


The following is inserted at the end of the section entitled "Certain Investment Strategies and Policies":

    STAND-BY COMMITMENTS (applicable to the Select Income Fund)

    Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

    Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment.

    Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

    The Fund will enter into stand-by commitments only with banks and broker-dealers which present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

    The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.